Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Changes in Reserve for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	$ 18,625	$ 18,465	$ 18,323
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	1,094	1,063
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(934)	(921)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	9,139	8,803	8,532
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	705	639
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(369)	(368)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	9,139	8,803	8,532
Guaranteed Minimum Death Benefit [Member]
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	460	450	462
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	101	78
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(91)	(90)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	254	269	284
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	57	57
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(72)	(72)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	254	269	284
Secondary Guarantees [Member] | Universal Life [Member]
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	4,195	3,691	3,276
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	526	419
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(22)	(4)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	4,195	3,691	3,276
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	526	419
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(22)	(4)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	4,195	3,691	3,276
Annuitization Benefit [Member]
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross	13,970	14,324	14,585
Liabilities for Guarantees on Long-Duration Contracts, Incurred Benefits	467	566
Liabilities for Guarantees on Long-Duration Contracts, Payment for Benefits	(821)	(827)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	4,690	4,843	4,972
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable, Incurred Benefits, Net	122	163
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverables, Payment for Benefits, Net	(275)	(292)
Liabilities for Guarantees on Long-Duration Contracts, Reinsurance Recoverable	$ 4,690	$ 4,843	$ 4,972